Segment Disclosures (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
The following geographic area data includes Revenues from external customers based on product shipment origin and Long-lived assets based upon physical location.

	United States	Canada	Total
	(Millions)
Revenues from external customers:
2014	$7,212	$197	$7,409
2013	6,685	150	6,835
2012	7,320	151	7,471

Long-lived assets:
2014	$37,798	$1,095	$38,893
2013	18,776	1,137	19,913
2012	16,637	870	17,507
Long-lived assets are comprised of property, plant, and equipment, goodwill, and other intangible assets.

Reconciliation of segment revenues and segment profit (loss) [Table Text Block]
The following table reflects the reconciliation of Segment revenues and Segment profit (loss) to Total revenues and Operating income as reported in the Supplemental Consolidated Statement of Comprehensive Income. It also presents other financial information related to long-lived assets.

	Access Midstream	Northeast G&P	Atlantic- Gulf	West	NGL & Petchem Services	Eliminations	Total
	(Millions)
2014
Segment revenues:
Service revenues
External	$781	$450	$1,497	$1,034	$126	$—	$3,888
Internal	—	1	4	—	—	(5)	—
Total service revenues	781	451	1,501	1,034	126	(5)	3,888
Product sales
External	—	225	499	70	2,727	—	3,521
Internal	—	5	354	476	259	(1,094)	—
Total product sales	—	230	853	546	2,986	(1,094)	3,521
Total revenues	$781	$681	$2,354	$1,580	$3,112	$(1,099)	$7,409
Segment profit (loss)	$265	$212	$635	$631	$265		$2,008
Less equity earnings (losses)	96	19	76	—	37		228
Segment operating income (loss)	$169	$193	$559	$631	$228		1,780
General corporate expenses							(171)
Operating income							$1,609

Other financial information:
Depreciation and amortization	$296	$170	$379	$239	$67		$1,151

2013
Segment revenues:
Service revenues
External	$—	$335	$1,414	$1,053	$112	$—	$2,914
Internal	—	—	10	1	—	(11)	—
Total service revenues	—	335	1,424	1,054	112	(11)	2,914
Product sales
External	—	166	830	64	2,861	—	3,921
Internal	—	—	95	708	294	(1,097)	—
Total product sales	—	166	925	772	3,155	(1,097)	3,921
Total revenues	$—	$501	$2,349	$1,826	$3,267	$(1,108)	$6,835
Segment profit (loss)	$—	$(24)	$614	$741	$346		$1,677
Less:
Equity earnings (losses)	—	(7)	72	—	39		104
Income (loss) from investments	—	—	—	—	(3)		(3)
Segment operating income (loss)	$—	$(17)	$542	$741	$310		1,576
General corporate expenses							(169)
Operating income							$1,407

Other financial information:
Depreciation and amortization	$—	$132	$363	$236	$60		$791

	Access Midstream	Northeast G&P	Atlantic- Gulf	West	NGL & Petchem Services	Eliminations	Total
	(Millions)
2012
Segment revenues:
Service revenues
External	$—	$168	$1,371	$1,067	$108	$—	$2,714
Internal	—	—	12	5	—	(17)	—
Total service revenues	—	168	1,383	1,072	108	(17)	2,714
Product sales
External	—	2	709	40	4,006	—	4,757
Internal	—	—	363	1,089	258	(1,710)	—
Total product sales	—	2	1,072	1,129	4,264	(1,710)	4,757
Total revenues	$—	$170	$2,455	$2,201	$4,372	$(1,727)	$7,471
Segment profit (loss)	$—	$(37)	$574	$980	$390		$1,907
Less:
Equity earnings (losses)	—	(23)	92	—	42		111
Income (loss) from investments	—	—	—	—	(4)		(4)
Segment operating income (loss)	$—	$(14)	$482	$980	$352		1,800
General corporate expenses							(190)
Operating income							$1,610

Other financial information:
Depreciation and amortization	$—	$76	$381	$234	$43		$734

Revenue from External Customers by Services [Table Text Block]
Revenues by service that exceeded 10 percent of consolidated revenue include:

	Access Midstream	Northeast G&P	Atlantic- Gulf	West	NGL & Petchem Services	Eliminations	Total
	(Millions)
2014
Service:
Regulated natural gas transportation and storage	$—	$—	$1,313	$470	$—	$(2)	$1,781
Gathering & processing	781	394	79	544	—	(2)	1,796

2013
Service:
Regulated natural gas transportation and storage	$—	$—	$1,244	$469	$—	$(9)	$1,704
Gathering & processing	—	302	70	562	—	(2)	932

2012
Service:
Regulated natural gas transportation and storage	$—	$—	$1,171	$438	$—	$(11)	$1,598
Gathering & processing	—	159	80	607	—	(2)	844

Total assets and investments by reporting segment [Table Text Block]
The following table reflects Total assets, Investments, and Additions to long-lived assets by reportable segments:

	Total Assets at December 31,		Investments at December 31,		Additions to Long-Lived Assets at December 31,
	2014	2013	2014	2013	2014	2013	2012
	(Millions)
Access Midstream (1)	$23,024	$—	$6,004	$—	$16,964	$—	$—
Northeast G&P (2)	7,314	6,229	891	737	1,079	1,376	3,909
Atlantic-Gulf	11,124	10,007	985	930	1,593	1,072	1,002
West	4,620	4,767	—	—	168	210	360
NGL & Petchem Services	3,510	3,035	519	520	601	746	571
Other corporate assets	563	147	—	—	8	5	16
Eliminations (3)	(833)	(614)	—	—	—	—	—
Total	$49,322	$23,571	$8,399	$2,187	$20,413	$3,409	$5,858

(1)	2014 Additions to long-lived assets within our Access Midstream segment primarily includes the acquisition-date fair value of long-lived assets from the ACMP Acquisition (Note 2 – Acquisitions).

(2)	2012 Additions to long-lived assets includes the Caiman and Laser Acquisitions. (See Note 2 – Acquisitions.)

(3)	Eliminations primarily relate to the intercompany accounts receivable generated by our cash management program.